ACQUISITIONS (Tables)	6 Months Ended				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Vapestick	Jun. 30, 2014 FIN Electronic Cigarette	Jun. 30, 2014 Must Have Limited [Member]	Dec. 31, 2013 Subsequent Event [Member]
Acquisitions

The assets and liabilities of Vapestick shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$5,804,240
Issuance of shares of common stock	48,974,558

$54,778,798
Assets Acquired and Liabilities Assumed
Cash	$136,165
Accounts receivable	212,331
Inventory	234,656
Prepaids and other current assets	100,548
Furniture and equipment	47,772
Tradename	6,591,000
Customer relationships	4,098,000
Accounts payable and accrued expenses	(221,210)
Revolving line of credit	(330,322)
Long-term debt	(45,577)
Deferred tax liability	(2,513,440)
Other liabilities	(72,994)

Total identifiable net assets	8,236,929
Goodwill	46,541,869

Total fair value of consideration	$54,778,798

The assets and liabilities of FIN shown below are based on their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$10,000,000
Issuance of shares of common stock	108,600,000
Short term promissory notes	15,000,000

$133,600,000

Assets Acquired and Liabilities Assumed
Cash	$177,786
Accounts receivable	1,730,151
Inventory	18,045,580
Prepaids and other current assets	990,289
Furniture and equipment	1,230,774
Tradename	20,375,000
Customer relationships	47,280,000
Accounts payable and accrued expenses	(2,484,203)
Deferred tax liability	(25,441,968)
Other liabilities	(11,134,042)

Total identifiable net assets	50,769,367
Goodwill	82,830,633

Total fair value of consideration	$133,600,000

The assets and liabilities of VIP shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$20,396,767
Issuance of shares of common stock	15,525,000
Short term promissory notes	11,000,000

$46,921,767

Assets Acquired and Liabilities Assumed
Cash	$14,698,409
Accounts receivable	426,243
Inventory	2,379,159
Prepaids and other current assets	1,315,212
Furniture and equipment	249,863
Tradename	11,025,000
Customer relationships	13,865,000
Domain name/website	1,235,000
Accounts payable and accrued expenses	(4,301,751)
Deferred tax liability	(6,008,750)

Total identifiable net assets	34,883,385
Goodwill	12,038,382

Total fair value of consideration	$46,921,767

The following is our preliminary assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$5,746,965
Issuance of shares of common stock	47,718,321

$53,465,286

Assets Acquired and Liabilities Assumed
Cash	$99,353
Accounts receivable	229,007
Inventory	234,656
Prepaids and other current assets	120,683
Furniture and equipment	47,772
Tradename	7,814,000
Customer Relationships	2,923,000
Accounts payable and accrued expenses	(149,814)
Revolving line of credit	(320,848)
Long-term debt	(55,051)
Other liabilities	(114,777)

Total identifiable net assets	10,827,981
Goodwill	42,637,305

Total fair value of consideration	$53,465,286

Pro forma

The following table sets forth the unaudited pro forma results of operations assuming that the acquisitions occurred on January 1, 2013:

	Unaudited Pro Forma Information
	Six Months Ended
	June 30, 2014	June 30, 2013
Revenue	30,478,153	42,774,609
Income (loss) from operations	(87,741,410)	7,211,533

	Unaudited Pro Forma Information
	Three Months Ended
	June 30, 2014	June 30, 2013
Revenue	13,210,893	18,825,381
Income (loss) from operations	(28,020,419)	1,485,527